Submission	Jul. 10, 2025
Submission [Line Items]
Central Index Key	0001610820
Registrant Name	BRIACELL THERAPEUTICS CORP.
Registration File Number	333-288562
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES